FAIR VALUE MEASUREMENTS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of Fair Value Assumptions Used to Value Liabilities

Ending fair value balance reported in the consolidated balance sheet at December 31, 2019	$3,003,547
Put rights exercised in 2019, paid in 2020	(275,000)
Gain due to change in fair value	(1,745,418)
Put rights exercised in 2020 but unpaid as of December 31, 2020	560,900
Ending fair value balance reported in the consolidated balance sheet at December 31, 2020	$1,544,029
Put rights paid in 2021	(1,015,135)
Loss due to change in fair value	71,106
Loss in exchange of shares for put rights(a)	106,688
Put rights converted into 115,366 shares of common stock	(706,688)
Ending fair value of put rights reported in the consolidated balance sheet at December 31, 2021	$—

Schedule of Black-Scholes Option Pricing model

Inputs	As of December 31, 2020
Equity volatility estimate	62.5%
Discount rate based on US Treasury obligations	0.09%

Schedule of contingent liability

	The Door	Be Social	B/HI
December 31, 2020	$370,000	$160,000	$—
December 31, 2021	$2,381,869	$710,000	$1,192,352

Schedule of contingent consideration

	Be Social
Inputs	As of June 30, 2022	As of December 31, 2021
Risk Free Discount Rate (based on US government treasury obligation with a term similar to that of the contingent consideration)	2.86%	0.73%
Annual Asset Volatility Estimate	75.0%	85.0%

	The Door	Be Social		B/HI
Inputs	As of December 31, 2020	As of December 31, 2021	As of December 31, 2020	As of December 31, 2020
Risk Free Discount Rate (based on U.S. government treasury obligation with a term similar to that of the contingent consideration)	0.16%	0.73%	0.13% - 0.17%	n/a	%
Annual Asset Volatility Estimate	60.0%	85.0%	73.5%	n/a	%

Schedule of fair value categorized within Level 3

March 4th Note
Beginning fair value balance reported on the condensed consolidated balance sheet at December 31, 2021	$998,135
(Gain) in fair value reported in the condensed consolidated statements of operations	(531,880)
Ending fair value balance reported on the condensed consolidated balance sheet at June 30, 2022	$466,255

	The Door	Be Social	B/HI
Fair value at December 31, 2019	$330,000	$—	$—
Recognition of contingent consideration in acquisition	—	145,000	—
Loss in fair value	40,000	15,000	—
Fair value at December 31, 2020	370,000	160,000	—
Loss in fair value	2,011,869	550,000	1,192,352
Fair value at December 31, 2021	$2,381,869	$710,000	$1,192,352

Schedule of reconciliation of the fair values

	The Door(1)	Be Social(2)	B/HI(3)
Beginning fair value balance reported on the condensed consolidated balance sheet at December 31, 2021	$2,381,869	$710,000	$1,192,352
Gain in fair value reported in the condensed consolidated statements of operations	(1,358,672)	—	(76,106)
Settlement of contingent consideration	(1,023,197)	—	(1,116,246)
Ending fair value balance reported in the condensed consolidated balance sheet at June 30, 2022	$—	$710,000	$—

(1)	During the year ended December 31, 2021, The Door achieved the conditions for the earnout consideration, which were settled on June 7, 2022 by payment of 279,562 shares of common stock. For the three and six months ended June 30, 2021, the Company recorded a gain of $190,000 and a loss of $180,000, respectively, in fair value of contingent consideration related to The Door in the condensed consolidated statements of operations.
(2)	For the three and six months ended June 30, 2021, the Company recorded losses of $25,000 and $20,000, respectively, in fair value of contingent consideration related to Be Social in the condensed consolidated statements of operations.
(3)	During the year ended December 31, 2021, B/HI achieved the conditions for the earnout consideration, which were settled on June 14 and June 29, 2022, as described above.

	January 3rd Note	March 4th Note	March 25th Note
Fair value as of December 31, 2019	$—	$—	$—
Fair value at issuance	885,559	460,000	500,000
Loss in fair value	403,491	51,136	80,000
Exercise	(852,895)	—	—
Fair value as of December 31, 2020	$436,155	$511,136	$580,000
(Gain) loss in fair value	103,845	486,999	(20,000)
Exercise	(540,000)	—	(560,000)
Fair value as of December 31, 2021	$—	$998,135	$—

Schedule of estimated fair value

	January 3rd Note	March 4th Note		March 25th Note
	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2020
Valuation method	Monte Carlo simulation	Black-Scholes Model	Black-Scholes Model	Monte Carlo simulation
Face value principal payable	$440,000	$500,000	$500,000	$560,000
Original conversion price	$ Variable(a)	$3.91	$3.91	$3.91
Value of common stock	$3.40	$8.52	$3.40	$3.40
Expected term (years)	1.01	8.18	9.18	0.24
Volatility	100%	100%	100%	100%
Straight debt yield	12.0%	n/a	n/a	12.0%
Risk free rate	0.10%	1.47%	0.93%	0.09%

(a)	The variable conversion price is the lower of (A) $5.25 per share and (B) the lower of (i) the lowest intraday sales price of our common stock on the applicable conversion date and (ii) the average of the three lowest closing sales prices of our common stock during the twelve consecutive trading days including the trading day immediately preceding the conversion date but under no circumstances lower than $3.91 per share.

Schedule of Reconciliation Fair Value

	Series E, F, G and H Warrants	Series I Warrants	2019 Lincoln Park Warrants
Liability as of December 31, 2019	$—	$—	$189,590
Liability at issuance	314,441	40,000	—
Loss in fair value	85,559	10,000	179,886
Exercise of warrants	—	—	(369,476)
Liability as of December 31, 2020	$400,000	$50,000	$—
Loss in fair value	2,397,877	85,000	—
Exercise of warrants	(2,797,877)	—	—
Liability as of December 31, 2021	$—	$135,000	$—

Schedule of Derivative Liability

Ending fair value balance - December 31, 2019	$170,000
Change in fair value reported in the statements of operations	—
Reduction in value due to note principal conversion	(170,000)
Ending fair value balance - December 31, 2020	$—

Schedule of consolidated financial instruments

	Level in	June 30, 2022		December 31, 2021
	Fair Value	Carrying	Fair	Carrying	Fair
	Hierarchy	Amount	Value	Amount	Value
Assets:
Cash and cash equivalents	1	$7,185,628	$7,185,628	$7,688,743	$7,688,743
Restricted cash	1	541,883	541,883	541,883	541,883

Liabilities:
Convertible notes payable	3	$2,900,000	$2,755,000	$2,900,000	$2,900,000
Convertible notes payable at fair value	3	466,255	466,255	998,135	998,135
Warrant liability	3	40,000	40,000	135,000	135,000
Contingent consideration	3	710,000	710,000	4,284,221	4,284,221

Schedule of convertible notes payable

		June 30, 2022		December 31, 2021
	Level	Carrying Amount	Fair Value	Carrying Amount	Fair Value

10% convertible notes due in August 2023	3	$2,000,000	$1,896,000	$2,000,000	$1,998,000
10% convertible notes due in September 2023	3	900,000	859,000	900,000	902,000
		$2,900,000	$2,755,000	$2,900,000	$2,900,000

	December 31,
	2021		2020
	Principal Amount	Net Carrying Amount	Principal Amount	Net Carrying Amount

10% convertible notes due in March 2022	$—	$—	$195,000	$195,000
10% convertible notes due in September 2022	—	—	500,000	500,000
10% convertible notes due in October 2022	—	—	500,000	500,000
10% convertible notes due in December 2022	—	—	250,000	250,000
10% convertible notes due in August 2023	2,000,000	2,000,000
10% convertible notes due in September 2023	900,000	900,000
	2,900,000	2,900,000	$1,445,000	$1,445,000

As discussed in Note 2, the Company adopted ASU 2020-06 on January 1, 2021 using the modified retrospective approach. The table below presents the required fair value disclosures of this new standard for the convertible debt outstanding as of December 31, 2021.

	As of December 31, 2021
	Fair Value	Level

10% convertible notes due in August 2023	$1,998,000	3
10% convertible notes due in September 2023	902,000	3
	2,900,000

Monte Carlo Simulation [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of estimated fair value

Fair Value Assumption – Convertible Debt	June 30, 2022	December 31, 2021
Stock Price	$3.16	$8.52
Minimum Conversion Price	$2.50	$2.50
Annual Asset Volatility Estimate	100%	100%
Risk Free Discount Rate (based on U.S. government treasury obligation with a term similar to that of the convertible note)	2.82% - 2.83%	0.61% - 0.64%

Convertible Debt [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of estimated fair value

	June 30, 2022	December 31, 2021
Face value principal payable	$500,000	$500,000
Original conversion price	$3.91	$3.91
Value of Common Stock	$3.16	$8.52
Expected term (years)	7.68	8.18
Volatility	100%	100%
Risk free rate	3.03%	1.47%

Series I Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of fair value categorized within Level 3

Fair Value:	Series I
Beginning fair value balance reported on the condensed consolidated balance sheet at December 31, 2021	$135,000
(Gain) in fair value reported in the condensed consolidated statements of operations	(95,000)
Ending fair value balance reported on the condensed consolidated balance sheet at June 30, 2022	$40,000

Schedule of estimated fair value

Fair Value Assumption - Series “I” Warrants	June 30, 2022	December 31, 2021
Exercise Price per share	$3.91	$3.91
Value of Common Stock	$3.16	$8.52
Expected term (years)	3.17	3.67
Volatility	100%	100%
Dividend yield	0%	0%
Risk free rate	2.99%	1.07%

Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Schedule of contingent consideration

	Series E, F, G and H Warrants	Series I Warrants		2019 Lincoln Park Warrants
	December 31, 2020	December 31, 2021	December 31, 2020	December 31, 2020
Aggregate Fair Value	$400,000	$135,000	$50,000	$189,590
Exercise Price per share	$3.91	$3.91	$3.91	$10.00
Value of Common Stock	$3.40	$8.52	$3.40	$3.50
Term (years)	4.51	3.67	4.67	5.39
Volatility	100%	100%	100%	90%
Dividend yield	0%	0%	0%	0%
Risk free rate	0.31%	1.07%	0.31%	1.60%

Derivative Liability (2019 Lincoln Park Note Embedded Conversion Feature)

The Company accounted for the embedded conversion feature of the 2019 Lincoln Park Note as a derivative liability. For the embedded conversion feature, which is measured at fair value categorized within Level 3 of the fair value hierarchy, the following is a reconciliation of the fair values for the year ended December 31, 2020:

Ending fair value balance - December 31, 2019	$170,000
Change in fair value reported in the statements of operations	—
Reduction in value due to note principal conversion	(170,000)
Ending fair value balance - December 31, 2020	$—